Cover	12 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	TRYHARD HOLDINGS LIMITED
Entity Central Index Key	0002044241
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2 Chome 5−19
Entity Address, Address Line Two	Kyutaromachi
Entity Address, Address Line Three	Chuo Ward
Entity Address, City or Town	Osaka
Entity Address, Country	JP
Entity Address, Postal Zip Code	541-0056
City Area Code	+81
Local Phone Number	06 4708 6470
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of TryHard Holdings Limited and its subsidiaries (collectively the “Company”) as of June 30, 2024 and 2025 and the related consolidated statements of profit or loss and comprehensive income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended June 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2024 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended June 30, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Cogency Global Inc.
Entity Address, Address Line Two	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102